January 30, 2002

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject: Nationwide Variable Account II of
         Nationwide Life Insurance Company
         SEC File No.  2-75059
         CIK No. 0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide Variable Account II the "Variable Account") and
Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 36 to the Registration Statement for the Company and the Variable Account which became effective January 25, 2002.

Please contact the undersigned at (614) 249-6567 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/Linda G. Barnes

Linda G. Barnes
Sr. Compliance Analyst